Discontinued operations, assets held for sale and liabilities associated with assets held for sale	12 Months Ended
Dec. 31, 2025
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Discontinued operations, assets held for sale and liabilities associated with assets held for sale

12.Discontinued operations, assets held for sale and liabilities associated with assets held for sale

Sale of the Caruso Brand

At the end of 2025, management approved a plan for the strategic carve-out of Caruso Brand. This decision was driven by the Group’s commitment to refocus its operations on the sustainable development of heartland brands. At that point, the distribution was considered highly probable and the internal separation had been completed, meaning the Caruso Brand was available for distribution in its current condition. Furthermore, Caruso Brand represents a separate major line of business and generates cash flows that can be clearly distinguished from the rest of the Group. Therefore, the Group has concluded that the conditions in IFRS 5 were met at the balance sheet date. Accordingly, its assets and liabilities are classified as held for sale, with its results for the period presented as discontinued operations. On February 6, 2026, the Group completed the sale of Caruso, a luxury Italian menswear manufacturer and brand, to MondeVita Italy S.r.l., a subsidiary of Mondevo Group.

The results of discontinued operations included in loss for the period are presented below.

(Euro thousands)	For the years ended December 31,
	2025	2024	2023
Revenue	34,383	36,746	39,202
Cost of sales	(24,583)	(26,479)	(28,660)

Gross profit	9,800	10,267	10,542
Marketing and selling expenses	(2,032)	(1,861)	(1,900)
General and administrative expenses	(8,474)	(8,361)	(9,033)
Other operating income and expenses	—	81	15

Loss from operations before non-underlying items	(706)	126	(376)
Non-underlying items	(10,604)	—	(77)

Loss from operations	(11,310)	126	(453)
Finance cost–net	(369)	(423)	(417)

Loss before income tax	(11,679)	(297)	(870)
Income tax (expenses) / benefits	(303)	8	(84)

Loss from discontinued operations	(11,982)	(289)	(954)

Cash flows generated from/(used in) discontinued operations are as follows:

(Euro thousands)	For the years ended December 31,
	2025	2024	2023
Net cash generated from / (used in) operating activities	890	3,012	(372)
Net cash used in investing activities	(311)	(349)	(652)
Net cash (used in) / generated from financing activities	(278)	(3,118)	1,705

Cash flows generated from / (used in) discontinued operations	301	(455)	681

Strategic Partnership for the Sergio Rossi Factory

On September 24, 2025, SERGIO ROSSI S.p.A. entered into a binding agreement pursuant to which GIEFFEBI S.r.l. would acquire 70% of the share capital of FAM Industrial S.r.l. (“NewCo”), a new company to be established by Sergio Rossi. NewCo will assume the production business unit of Sergio Rossi, comprising specifically the production facilities, production equipment and necessary production employees. As a result, the Group has concluded that the conditions in IFRS 5 were met at the balance sheet date, and accordingly the assets and liabilities of the disposal group are classified as held for sale. The transaction was completed on January 22, 2026. Since this disposal group represents only a factory of Sergio Rossi rather than the entire business unit, it does not meet the definition under Note 3.28 and is therefore not classified as a discontinued operation.

Assets and liabilities associated with held for sale

The Group has two disposal groups classified as held for sale during the period. The carrying amounts of assets and liabilities in these disposal groups are summarised as follows:

(Euro thousands)	Transfer in held for sale	Impairment	At December 31, 2025
Intangible assets	1,119	(1,119)	—
Property, plant and equipment	9,108	(2,437)	6,671
Right-of-use assets	5,787	(5,787)	—
Deferred income tax assets	3,310	—	3,310
Other non-current assets	137	—	137
Inventories	11,676	(2,666)	9,010
Trade receivables	6,918	—	6,918
Other current assets	1,365	—	1,365
Cash and bank balances	2,427	—	2,427

Assets classified as held for sale	41,847	(12,009)	29,838

Non-current lease liabilities	2,783	—	2,783
Non-current provisions	66	—	66
Long-term employee benefits	1,729	—	1,729
Deferred income tax liabilities	603	—	603
Other non-current liabilities	379	—	379
Trade payables	4,897	—	4,897
Current lease liabilities	696	—	696
Current provisions	36	—	36
Other current liabilities	11,328	—	11,328

Liabilities associated with assets held for sale	22,517	—	22,517